Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment [x ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [x ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 08/19/08"
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 82
"Form 13F Information Table Value Total: $ 130,536 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)
A WTS TRUMP ENTERTAINMENT RESORTS		89816T111	 23 	4535	SOLE		SOLE
AD VENTURE PARTNERS		00516Q109	 272 	50000	SOLE		SOLE
AIRTRAN HOLDINGS		00949P108	" 2,057 "	121400	SOLE		SOLE
ALAMOSA HOLDINGS INCORPORATED CMN		011589108	" 3,201 "	172000	SOLE		SOLE
ALBERTSON'S INC CMN		013104104	" 2,327 "	109000	SOLE		SOLE
AMLI RESIDENTIAL PPTYS TR SH BEN INT		001735109	" 3,268 "	85900	SOLE		SOLE
AMR CORP (DEL) CMN		001765106	 402 	18100	SOLE		SOLE
AMR CORP-DEL		001765107	" 1,135 "	50000	SOLE		SOLE
ANIMAS CORPORATION CMN		03525Y105	" 1,239 "	51300	SOLE		SOLE
ARDEN REALTY GROUP INC CMN		039793104	" 2,811 "	62700	SOLE		SOLE
AUGUST TECHNOLOGY CORP CMN		05106U105	 808 	73525	SOLE		SOLE
BEVERLY ENTERPRISES INC (NEW)		087851309	 854 	73200	SOLE		SOLE
BLOCKBUSTER INC PERP PFD CONV SER A 144A		93679306	 480 	500	SOLE		SOLE
BRITISH ENERGY GROUP PLC		G1531P152	 216 	35338	SOLE		SOLE
BURLINGTON RESOURCES INC CMN		122014103	" 2,912 "	33782	SOLE		SOLE
CHIRON CORPORATION CMN		170040109	 878 	19750	SOLE		SOLE
CITIZENS COMMUNICATIONS		17453B101	 123 	10000	SOLE		SOLE
COMCAST HOLDINGS CORPORATION  2% EXCH SUBORDINATED DEBS (ZONES) DUE 10/15/2029 B/E		200300507	" 1,194 "	30000	SOLE		SOLE
CRIIMI MAE INC CMN		226603504	" 3,164 "	159800	SOLE		SOLE
DAVE & BUSTERS INC CMN		23833N104	" 3,156 "	179200	SOLE		SOLE
DOBSON COMMUNICATIONS CORP CL A		256069105	 160 	21515	SOLE		SOLE
FAIRFAX FINANCIAL HLDGS LTD 5% 07/15/2023 SER: B CONV JJ		303901AL6	" 7,399 "	8050000	SOLE		SOLE
FALCONBRIDGE LIMITED CMN		306104100	" 2,222 "	75000	SOLE		SOLE
FEDERAL SVCS ACQUISITION CORP 1 UNT= 1 CMN STK & 2 WTS		313833204	" 2,093 "	333333	SOLE		SOLE
FIRST CDN AMERN HLDG CORP CMN		31940R207	 14 	20000000	SOLE		SOLE
FLEETWOOD CAPITAL TRUST TR PFD CONV SECS 6%		339072407	" 1,025 "	20000	SOLE		SOLE
FOSTER WHEELER LTD NEW FRACTIONAL CUSIP		G36990052	 -   	84000	SOLE		SOLE
GENCORP INC CONV SUB NOTE 4.00000000%    01/16/24		368682AJ9	" 1,370 "	1000000	SOLE		SOLE
GENERAL MOTORS CORPORATION  6.25% SERIES C CONVERTIBLE SENIOR DEBENTURES		370442717	" 1,791 "	108500	SOLE		SOLE
GLOBAL CROSSING LTD		G3921A175	 34 	2000	SOLE		SOLE
GUIDANT CORPORATION CMN		401698105	" 2,486 "	38400	SOLE		SOLE
HIGH VOLTAGE ENGR CORP		429810807	 -   	203000	SOLE		SOLE
INAMED CORP CMN		453235103	" 2,147 "	24487	SOLE		SOLE
INDEPENDENCE COMMUNITY BANK CORP		453414104	 735 	18500	SOLE		SOLE
INTERNET CAP GROUP INC  CONV SENIOR NOTE  5.00000000%    04/08/09		46059CAB2	" 1,989 "	2000000	SOLE		SOLE
INTERSTATE BAKERIES CORP-DEL		46072H108	 335 	50000	SOLE		SOLE
JDS UNIPHASE CORP CONV SENIOR NOTE  0.0% 11/15/10		46612JAB7	 459 	500000	SOLE		SOLE
JETBLUE AIRWAYS		477143101	 731 	56025	SOLE		SOLE
LA QUINTA CORP- PAIRED CTF REPR 1 COM LA QUINTA CORP & 1 COM B LA QUINTA PPTYS		50419U202	" 3,613 "	324300	SOLE		SOLE
LEAR CORP CONV SENIOR NOTE ZERO COUPON 0.0%    02/20/22		521865AG0	" 5,818 "	13000000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC    CONV SR NT 144A  5.25%    12/15/11		52729NBC3	" 2,798 "	2750000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC    SR CONV NOTE  2.875%    07/15/10		52729NBA7	" 1,074 "	1500000	SOLE		SOLE
LORAL SPACE AND COMMUNICATIONS		543881106	 763 	28722	SOLE		SOLE
M T R GAMING GROUP INC CMN		553769100	 942 	90482	SOLE		SOLE
MAXTOR CORP (NEW) CMN		577729205	" 1,898 "	273456	SOLE		SOLE
MBNA CORPORATION CMN		55262L100	" 2,988 "	110048	SOLE		SOLE
MC DONALDS CORP CMN		580135101	" 1,140 "	33800	SOLE		SOLE
METLIFE INC COM EQUITY UNIT 6.375%		59156R702	 633 	23000	SOLE		SOLE
MICRO THERAPEUTICS INC CMN		59500W100	" 2,350 "	339161	SOLE		SOLE
MICROMUSE INC CMN		595094103	 989 	100000	SOLE		SOLE
MIRANT CORP		60467R100	" 2,954 "	105514	SOLE		SOLE
MOSSIMO INC CMN		619696107	 873 	159305	SOLE		SOLE
NEXTEL PARTNERS INC CMN CLASS A		65333F107	" 2,570 "	92000	SOLE		SOLE
NORTHERN OFFSHORE LTD CMN		G6635W102	 325 	125000	SOLE		SOLE
PARMALAT S P A 144A SPONSORED GDR		70175R102	 867 	349530	SOLE		SOLE
PARMALAT SPA 144A SPONSORED GDR REPSTG WARRANTS 12/31/2015		70175R110	 -   	1300	SOLE		SOLE
PEGASUS SOLUTIONS INC CMN		705906105	" 1,134 "	126400	SOLE		SOLE
POWERWAVE TECHNOLOGIES		739363109	 5 	325	SOLE		SOLE
PUT  GENERAL MTRS JAN 010 ****LONG TERM OPTIONS EXP 01/20/07		3704479MB	 53 	400	SOLE		SOLE
PUT  GENERAL MTRS JAN 020 ****LONG TERM OPTIONS EXP 01/20/07		3704479MD	 21 	50	SOLE		SOLE
PUT  GENERAL MTRS JAN 025 ****LONG TERM OPTIONS EXP 01/20/07		3704479ME	 22 	35	SOLE		SOLE
PUT  GENERAL MTRS JAN 030 ****LONG TERM OPTIONS EXP 01/20/07		3704479MF	 288 	320	SOLE		SOLE
PUT  LEAR CORP    JAN 010 AMEXLONG TERM OPTIONS EXP 01/20/07		5L099W9MB	 95 	1050	SOLE		SOLE
PUT  REFCO INC    FEB 010 CBOE		75866G9NB	" 1,480 "	1510	SOLE		SOLE
REFCO INC		75866G109	 82 	151000	SOLE		SOLE
REMEC INC		759543200	 979 	758900	SOLE		SOLE
SCIENTIFIC-ATLANTA INC. CMN		808655104	" 1,796 "	41700	SOLE		SOLE
SERENA SOFTWARE INC CMN		817492101	" 2,431 "	103750	SOLE		SOLE
SIEBEL SYSTEMS INC CMN		826170102	" 3,425 "	324000	SOLE		SOLE
SOVEREIGN CAP TR IV 4.375%    CONTINGENT CONV TR PFD INC EQISECS PIERS DUE 03/01/2034		846048205	" 3,159 "	70000	SOLE		SOLE
STONE ARCADE ACQUISITION CORP UNIT = 1 COM + 2 WTS		861575207	 370 	60000	SOLE		SOLE
"TELEWEST GLOBAL, INC. CMN"		87956T107	" 4,114 "	172709	SOLE		SOLE
THE TOWN & COUNTRY TRUST SHARES OF BENEFICIAL INTEREST		892081100	" 3,209 "	94900	SOLE		SOLE
TITAN INTERNATIONAL INC (NEW) CMN		88830M102	" 1,823 "	105700	SOLE		SOLE
TRANSPORT CORP OF AMERICA INC. CMN		89385P102	 637 	64517	SOLE		SOLE
TRANSWITCH CORP CONV NOTE  5.45000000%    09/30/07		894065AC5	" 5,442 "	5650000	SOLE		SOLE
TRIARC COMPANIES INC CMN CLASS B		895927309	 740 	49800	SOLE		SOLE
UTS BERKSHIRE HATHAWAY INC    $10M NOTE+1 WT TO BUY 0.116 CLA SH OR 3.348 B SH DUE05/15/07		84670504	" 1,021 "	100	SOLE		SOLE
VALUEVISION MEDIA INC CMN CLASS A		92047K107	 629 	49914	SOLE		SOLE
VECTOR GROUP LTD CONV SUB NOTES  6.25000000%    07/15/08		92240MAC2	" 6,326 "	6326000	SOLE		SOLE
VINTAGE PETROLEUM INC. CMN		927460105	" 1,625 "	30466	SOLE		SOLE
"VISUAL NETWORKS, INC. COMMON STOCK"		928444108	" 1,529 "	845000	SOLE		SOLE